Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Schedule of debt

	Principal amount loans / limit credit lines	Starting date	Maturity date	Interest rate	June 30, 2024	December 31, 2023
Loans
Unsecured loans
1	200,723	4/1/2022	3/1/2028	4.5%	$200,723	$200,723
2	38,961	12/1/2022	7/1/2028	4.5%	38,961	38,961
3	23,975	1/9/2023	7/1/2028	4.5%	23,975	23,975
4	34,975	2/21/2023	7/1/2028	4.5%	34,975	34,975
Total unsecured loans					$298,634	$298,634

	Principal amount loans / limit	Starting	Maturity	Interest	December 31,
	credit lines	date	date	rate	2023	2022
Loans
Unsecured loans
1	200,723	4/1/2022	3/1/2028	4.5%	$200,722	$200,722
2	38,961	12/1/202	7/1/2028	4.5%	38,961	38,961
3	23,975	1/9/2023	7/1/2028	4.5%	23,975	-
4	34,975	2/21/202	7/1/2028	4.5%	34,975	-
Total unsecured loans					298,634	239,683
Less: current portion					-	22,527
Total long-term debt					$298,634	$217,156